May 29, 2026

VIA ELECTRONIC FILING

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Division of Investment Management

RE: iShares FTSE NAREIT All Equity REIT Index Fund, a series of BlackRock FundsSM

Post-Effective Amendment No. 1298 to the Registration Statement on Form N-1A

(Securities Act File No. 33-26305, Investment Company Act File No. 811-05742)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), BlackRock FundsSM (the “Registrant”), on behalf of its series iShares FTSE NAREIT All Equity REIT Index Fund (the “Fund”), hereby certifies that:

(1) the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 1298 to the Registration Statement on Form N-1A of the Registrant with respect to the Fund; and

(2) the text of Post-Effective Amendment No. 1298 to the Registration Statement on Form N-1A of the Registrant with respect to the Fund was filed electronically with the Securities and Exchange Commission on May 21, 2026.

Sincerely,

BlackRock FundsSM

/s/ Janey Ahn

Janey Ahn

Secretary of the Registrant